Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of Other Operating Result

	Years ended December 31,

(in millions €)	2025	2024	2023
Other operating income	184.6	140.6	105.0
Gain on derivative instruments at fair value through profit or loss	65.1	—	67.6
Government and similar grants	63.0	31.5	2.2
Bargain purchase	15.0	—	—
Foreign exchange differences, net	—	84.9	—
Other	41.5	24.2	35.2
Other operating expenses	(1,088.3)	(811.5)	(293.0)
Contractual disputes / settlements	(789.5)	(657.4)	—
Pipeline prioritization costs	(148.3)	—	—
External legal advice services	(73.8)	(113.7)	(29.4)
Loss on derivative instruments at fair value through profit or loss	—	(32.4)	—
Foreign exchange differences, net	(48.9)	—	(252.0)
Impairment losses and reversals of impairment losses on financial assets (operating result), net	(5.9)	—	(0.8)
Other	(21.9)	(8.0)	(10.8)
Total other operating result	(903.7)	(670.9)	(188.0)

Summary of Finance Income and Costs

	Years ended December 31,

(in millions €)	2025	2024	2023
Total finance income	423.9	664.0	519.6
Interest income from effective interest method	262.6	437.6	330.9
Other gains	161.3	210.9	188.7
Gains from financial assets or financial liabilities that are mandatorily measured at fair value through profit or loss	158.2	210.9	162.0
Other gains from financial assets subsequently measured at amortized cost	3.1	—	26.7
Foreign exchange differences, net	—	15.5	—
Total finance expenses	(69.8)	(27.4)	(23.9)
Foreign exchange differences, net	(48.4)	—	(15.9)
Interest expenses from effective interest method and other interest expenses	(14.2)	(16.9)	(7.5)
Other losses	(7.2)	(10.5)	(0.5)
Impairment losses on financial assets	(0.5)	(4.2)	—
Losses from financial assets or financial liabilities that are mandatorily measured at fair value through profit or loss	(5.2)	(6.0)	(0.5)
Fee expense from financial assets and financial liabilities that are not subsequently measured at fair value through profit or loss	(1.5)	(0.3)	—
Total finance result	354.1	636.6	495.7

Summary of Employee Benefits Expense

	Years ended December 31,

(in millions €)	2025	2024	2023
Wages and salaries	915.0	814.0	617.8
Social security costs	110.0	113.7	76.7
Pension costs	4.7	3.5	4.1
Total	1,029.7	931.2	698.6